Non-cash items	3 Months Ended
Nov. 30, 2022
Non-cash Items
Non-cash items

21.	Non-cash items

	Three months ended November 30,
	2022	2021
Depreciation	$233	$81
Gains on derivative warrant liabilities (Note 10)	(3,365)	(208)
Share-based compensation expense (Note 12)	809	980
Accretion of provision for reclamation	35	34
Deferred income tax expense (Note 17)	1,129	-
Accretion of lease liabilities	5	-
Accretion of deferred revenue (Note 9)	127	-
Foreign exchange gains	(4)	-
Other expenses	15	-
Total non-cash items	$(1,016)	$887